Fair Value of Assets and Liabilities (Financial Instruments where Carrying Amounts and Fair Values May Differ) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Policy loans	$ 505,367	$ 1,327,485
Cash and cash equivalents	2,397,627	918,931
Accrued investment income	219,635	160,027
Reinsurance recoverables	37,096,562	40,444,196
Receivables from parent and affiliates	224,921	278,131
Liabilities:
Cash collateral for loaned securities	86,750	3,004
Short-term debt to affiliates	126,250	0
Fair Value
Assets:
Commercial mortgage and other loans	4,602,177	2,883,710
Policy loans	505,367	1,327,485
Short-term investments	26,331	37,000
Cash and cash equivalents	965,445	482,299
Accrued investment income	219,635	160,027
Reinsurance recoverables	25,127	29,931
Receivables from parent and affiliates	76,846	116,086
Other assets	824,882	568,981
Total assets	7,245,810	5,605,519
Liabilities:
Policyholders’ account balances - investment contracts	4,333,271	3,947,337
Cash collateral for loaned securities	86,750	3,004
Short-term debt to affiliates	120,325
Long-term debt to affiliates	173,905	319,225
Payables to parent and affiliates	41,654	31,775
Other liabilities	1,302,865	898,879
Total liabilities	6,058,770	5,200,220
Carrying Amount
Assets:
Commercial mortgage and other loans	4,928,680	2,832,560
Policy loans	505,367	1,327,485
Short-term investments	26,331	37,000
Cash and cash equivalents	965,445	482,299
Accrued investment income	219,635	160,027
Reinsurance recoverables	27,183	28,883
Receivables from parent and affiliates	76,846	116,086
Other assets	824,882	568,981
Total assets	7,574,369	5,553,321
Liabilities:
Policyholders’ account balances - investment contracts	4,351,945	3,941,822
Cash collateral for loaned securities	86,750	3,004
Short-term debt to affiliates	126,250
Long-term debt to affiliates	185,563	320,362
Payables to parent and affiliates	41,654	31,775
Other liabilities	1,302,866	898,879
Total liabilities	6,095,028	5,195,842
Level 1 | Fair Value
Assets:
Commercial mortgage and other loans	0	0
Policy loans	0	0
Short-term investments	26,331	37,000
Cash and cash equivalents	675,445	297,299
Accrued investment income	0	0
Reinsurance recoverables	0	0
Receivables from parent and affiliates	0	0
Other assets	0	0
Total assets	701,776	334,299
Liabilities:
Policyholders’ account balances - investment contracts	0	0
Cash collateral for loaned securities	0	0
Short-term debt to affiliates	0
Long-term debt to affiliates	0	0
Payables to parent and affiliates	0	0
Other liabilities	0	0
Total liabilities	0	0
Level 2 | Fair Value
Assets:
Commercial mortgage and other loans	0	0
Policy loans	0	0
Short-term investments	0	0
Cash and cash equivalents	290,000	185,000
Accrued investment income	219,635	160,027
Reinsurance recoverables	0	0
Receivables from parent and affiliates	76,846	116,086
Other assets	94,200	134,598
Total assets	680,681	595,711
Liabilities:
Policyholders’ account balances - investment contracts	1,192,271	1,356,850
Cash collateral for loaned securities	86,750	3,004
Short-term debt to affiliates	120,325
Long-term debt to affiliates	173,905	319,225
Payables to parent and affiliates	41,654	31,775
Other liabilities	1,269,615	864,788
Total liabilities	2,884,520	2,575,642
Level 3 | Fair Value
Assets:
Commercial mortgage and other loans	4,602,177	2,883,710
Policy loans	505,367	1,327,485
Short-term investments	0	0
Cash and cash equivalents	0	0
Accrued investment income	0	0
Reinsurance recoverables	25,127	29,931
Receivables from parent and affiliates	0	0
Other assets	730,682	434,383
Total assets	5,863,353	4,675,509
Liabilities:
Policyholders’ account balances - investment contracts	3,141,000	2,590,487
Cash collateral for loaned securities	0	0
Short-term debt to affiliates	0
Long-term debt to affiliates	0	0
Payables to parent and affiliates	0	0
Other liabilities	33,250	34,091
Total liabilities	$ 3,174,250	$ 2,624,578